Note 16 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of segment reporting information, by segment [text block]
	December 31, 2018	December 31, 2017
Canada	$86,372	$120,803
United States	13,673,883	5,168,856
Mexico	54,683,143	44,810,040
	$68,443,398	$50,099,699